Investments in Other Companies (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Investments in Other Companies (Details) [Line Items]
Investments in other companies	$ 42,338	$ 59,472	$ 48,442
Servipag Ltda. [Member]
Investments in Other Companies (Details) [Line Items]
Ownership interest	50.00%
Artikos Chile S. A. [Member]
Investments in Other Companies (Details) [Line Items]
Ownership interest	50.00%